Financial instruments (Derivatives) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Net	$ (55,535)	$ 27,101
Gain (loss)	(72,949)	12,529
Current portion of other liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Net	(25,913)	(378)
Other liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Net	(32,429)	(4,619)
Current portion of long-term receivables, investments and other [member]
Disclosure of detailed information about financial instruments [line items]
Net	1,331	22,652
Long-term receivables, investments and other [Member]
Disclosure of detailed information about financial instruments [line items]
Net	1,476	9,446
Foreign currency contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Net	(48,251)	27,774
Gain (loss)	(66,360)	13,202
Interest rate contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Net	(7,284)	(673)
Gain (loss)	$ (6,589)	$ (673)